PROVISIONS (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions	$ 302.6	$ 305.6
Current portion of provisions	21.0	15.8
Non-current provisions	281.6	289.8
Asset retirement obligations
Disclosure of other provisions [line items]
Other provisions	280.6	285.1
Yatela loss provision
Disclosure of other provisions [line items]
Other provisions	15.0	15.0
Other
Disclosure of other provisions [line items]
Other provisions	$ 7.0	$ 5.5